Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

Institutional Shares (TICKER FFTXX)
Premier Shares (TICKER FTFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES and STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

1. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, by October 14, 2016, money market funds that are designated as "institutional" money market funds will be required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value their portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilize amortized cost accounting and transact at a stable $1.00 net asset value as they do today.

The Fund is expected to operate as an institutional money market fund and will be required to transact at a floating NAV. It is currently anticipated that such transition will occur on or prior to October 14, 2016. Until such time, it is currently expected that the Fund will continue to utilize amortized cost accounting and transact at a stable $1.00 NAV as it does today.

2. Effective March 31, 2016, the Fund will change its name to Federated Institutional Tax-Free Cash Trust. As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well. The Fund's CUSIP numbers and NASDAQ tickers will not change.

These determinations, actions, and anticipated timing of such actions are preliminary and remain subject to formal Board determinations and future changes. Shareholders will be given notice of further developments, as appropriate.
Federated Tax-Free Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

Institutional Shares (TICKER FFTXX)
Premier Shares (TICKER FTFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES and STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

1. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, by October 14, 2016, money market funds that are designated as "institutional" money market funds will be required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value their portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilize amortized cost accounting and transact at a stable $1.00 net asset value as they do today.

The Fund is expected to operate as an institutional money market fund and will be required to transact at a floating NAV. It is currently anticipated that such transition will occur on or prior to October 14, 2016. Until such time, it is currently expected that the Fund will continue to utilize amortized cost accounting and transact at a stable $1.00 NAV as it does today.

2. Effective March 31, 2016, the Fund will change its name to Federated Institutional Tax-Free Cash Trust. As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well. The Fund's CUSIP numbers and NASDAQ tickers will not change.

These determinations, actions, and anticipated timing of such actions are preliminary and remain subject to formal Board determinations and future changes. Shareholders will be given notice of further developments, as appropriate.